SOUTHERNSUN SMALL CAP FUND

 a series of NORTHERN LIGHTS FUND TRUST

Supplement dated April 9, 2012, to the

Prospectus and Statement of Additional Information dated February 1, 2012.

The section entitled: “Portfolio Holdings Disclosure” located on page 8 of the Prospectus for the SouthernSun Small Cap Fund (the “Fund”) is hereby amended to read as follows:

Portfolio Holdings Disclosure: A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information. The Fund will publish a schedule of its 10 largest portfolio holdings, sector weightings, regional weightings, and portfolio characteristics as of the last calendar day of each month on its website at www.SouthernSunFunds.com, generally within 35 days of the end of each month. The Fund will post a complete list of its portfolio holdings as of the last day of each fiscal quarter or semi-annual period within 60 days following the end such period on its website at www.SouthernSunFunds.com. The Fund’s portfolio holdings will remain available on its website at least until the next quarterly update. Shareholders may request portfolio holdings schedules at no charge by calling 1-866-672-3863.

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The fourth paragraph under the section entitled: “POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS” located on pages 8 and 9 of the Statement of Additional Information is hereby amended to read as follows:

The Fund will publish a schedule of its 10 largest portfolio holdings, sector weightings, regional weightings, and portfolio characteristics as of the last calendar day of each month on its website at www.SouthernSunFunds.com, generally within 35 days of the end of each month.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, dated February 1, 2012, which provide information that you should know about the Fund before investing.  These documents are available upon request and without charge by calling the Fund toll-free at 1-866-672-3863.

Please retain this Supplement for future reference.